NONCONTROLLING INTEREST IN CONSOLIDATED SUBSIDIARY (Summary of Activity in Noncontrolling Interest in Subsidiary) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
NONCONTROLLING INTEREST IN CONSOLIDATED SUBSIDIARY [Abstract]
Balances at beginning of year	$ 11,768,381	$ 10,078,306	$ 10,606,583
Distributions to noncontrolling members	(3,160,375)
Noncontrolling interest in income (loss)	815,054	1,690,075	(528,277)	743,417
Balances at end of period	$ 9,423,060	$ 11,768,381	$ 10,078,306	$ 10,606,583